ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS – 75.7%

Agriculture – 6.0%
Village Farms International, Inc. (Canada)*(a)	681,160	$1,948,118

Biotechnology – 12.0%
Arena Pharmaceuticals, Inc.*(a)	25,721	1,080,282
Cara Therapeutics, Inc.*	85,121	1,124,448
Valens Groworks Corp. (Canada)*(a)	978,596	1,677,573
Total Biotechnology		3,882,303

Distributors – 1.0%
Greenlane Holdings, Inc., Class A*(a)	183,441	315,519

Investment Companies – 2.0%
Canopy Rivers, Inc. (Canada)*	1,019,930	644,913

Pharmaceuticals – 41.6%
Aleafia Health, Inc. (Canada)*(a)	2,432,503	692,144
Aphria, Inc. (Canada)*(a)	335,122	1,025,473
Aurora Cannabis, Inc. (Canada)*(a)	131,992	119,572
Canopy Growth Corp. (Canada)*(a)	79,951	1,152,893
Cardiol Therapeutics, Inc., Class A (Canada)*(a)	210,470	421,428
cbdMD, Inc.*	406,238	377,801
Charlottes Web Holdings, Inc.*(a)	157,088	672,123
Corbus Pharmaceuticals Holdings, Inc.*(a)	315,889	1,655,258
Emerald Health Therapeutics, Inc. (Canada)*(a)	1,256,559	180,978
Green Organic Dutchman Holdings Ltd. (The) (Canada)*(a)	517,961	109,171
GW Pharmaceuticals PLC (United Kingdom)*(a)(b)	25,982	2,275,244
HEXO Corp. (Canada)*(a)	146,188	122,345
Intec Pharma Ltd. (Israel)*	419,353	79,719
Khiron Life Sciences Corp. (Canada)*(a)	503,765	205,279
MediPharm Labs Corp. (Canada)*(a)	433,674	484,450
Neptune Wellness Solutions, Inc. (Canada)*(a)	395,607	462,860
Organigram Holdings, Inc. (Canada)*(a)	838,675	1,673,402
Supreme Cannabis Co., Inc. (The) (Canada)*(a)	762,112	147,245
Tilray, Inc., Class 2 (Canada)*(a)	15,161	104,308
WeedMD, Inc. (Canada)*(a)	544,762	162,661
Zynerba Pharmaceuticals, Inc.*(a)	352,968	1,351,867
Total Pharmaceuticals		13,476,221

REITS – 10.1%
Innovative Industrial Properties, Inc.	42,920	3,258,916

Specialty Retail – 3.0%
GrowGeneration Corp.*	252,111	960,543
Total Common Stocks
(Cost $55,340,367)		24,486,533

MONEY MARKET FUND – 8.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.56%(c) (Cost $2,766,738)	2,766,738	2,766,738

REPURCHASE AGREEMENTS – 34.6%(d)
Citigroup Global Markets, Inc., dated 03/31/20, due 04/01/20, 0.02%, total to be received $2,598,763, (collateralized by various U.S. Government Agency Obligations, 2.00%-11.00%, 04/15/20-01/01/59, totaling $2,643,658)	$2,598,762	2,598,762
Daiwa Capital Markets America, dated 03/31/20, due 04/01/20, 0.02%, total to be received $2,598,763, (collateralized by various U.S. Government Agency Obligations, 1.88%-6.50%, 03/01/22-03/01/52, totaling $2,642,984)	2,598,762	2,598,762
HSBC Securities USA, Inc., dated 03/31/20, due 04/01/20, 0.01%, total to be received $2,598,763, (collateralized by various U.S. Government Agency Obligations, 2.50%-8.00%, 02/01/30-03/01/56, totaling $2,643,544)	2,598,762	2,598,762
JP Morgan Securities LLC, dated 03/31/20, due 04/01/20, 0.01%, total to be received $770,390, (collateralized by various U.S. Government Agency Obligations, 2.88%, 11/30/23, totaling $778,968)	770,390	770,390
RBC Dominion Securities, Inc., dated 03/31/20, due 04/01/20, 0.01%, total to be received $2,598,763, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.13%, 07/15/20-02/20/50, totaling $2,643,742)	2,598,762	2,598,762
Total Repurchase Agreements
(Cost $11,165,438)		11,165,438

Total Investments – 118.9%
(Cost $69,272,543)		38,418,709
Liabilities in Excess of Other Assets – (18.9%)		(6,113,860)
Net Assets – 100.0%		$32,304,849

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $11,243,483; the aggregate market value of the collateral held by the fund is $13,567,561. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,402,123.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of March 31, 2020.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$24,486,533	$–	$–	$24,486,533
Money Market Fund	2,766,738	–	–	2,766,738
Repurchase Agreements	–	11,165,438	–	11,165,438
Swaps†	–	13,500	–	13,500
Total	$27,253,271	$11,178,938	$–	$38,432,209

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$–	$(5,963)	$–	$(5,963)
Total	$–	$(5,963)	$–	$(5,963)

†	Derivative instruments, including swap contracts and futures contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	6.0%
Biotechnology	12.0
Distributors	1.0
Investment Companies	2.0
Pharmaceuticals	41.6
REITS	10.1
Specialty Retail	3.0
Money Market Fund	8.6
Repurchase Agreements	34.6
Total Investments	118.9
Liabilities in Excess of Other Assets	(18.9)
Net Assets	100.0%

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Total Return Swap contracts outstanding as of March 31, 2020:

Reference Entity	Number of Contracts	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
Cresco Labs ORD	194,423	1-month USD LIBOR + 1.00%	Quarterly	6/24/2020	$581,131	$579,381	$(1,750)
Curaleaf Holdings SUB VOT ORD	421,600	1-month USD LIBOR + 1.00%	Quarterly	6/24/2020	1,652,375	1,656,888	4,513
Green Thumb Industries SUB VOT ORD	299,400	1-month USD LIBOR + 1.00%	Quarterly	6/24/2020	1,746,400	1,742,957	(3,443)
Ianthus ORD	464,000	1-month USD LIBOR + 1.00%	Quarterly	6/24/2020	246,690	245,920	(770)
Trulieve Cannabis ORD	180,800	1-month USD LIBOR + 1.00%	Quarterly	6/24/2020	1,645,333	1,654,320	8,987
Net Unrealized Appreciation							$7,537

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of March 31, 2020, cash in the amount of $6,100,000 has been segregated as collateral from the broker for Swap contracts.